Filed pursuant to Rule 497(k)

File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Focus Fund (the “Fund”)

SUPPLEMENT DATED 31 JULY 2023

to the FUND’S SUMMARY PROSPECTUS

current as of the date hereof

Effective 1 September 2023, the information regarding the Fund’s investment objective set forth in the section titled “Investment Objective” on page 1 of the Fund’s summary prospectus is replaced in its entirety with the following:

The Fund seeks long-term capital appreciation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE